DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

March 3, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Emerging Markets Fixed Income Fund, DWS ESG Global Bond Fund and DWS Global Small Cap Fund (“Funds”), each a series of Deutsche DWS Global/International Fund, Inc. (“Corporation”) (Reg. Nos. 033-05724; 811-04670)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 185 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on February 28, 2022.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.